Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Revenues
E-commerce		$ 1,520	$ 29,328	$ 6,290	$ 17,806	$ 20,405
Transaction verification services	$ 169,069			344,822		17,809
Total revenues	169,069	$ 1,520	$ 29,328	351,112	$ 17,806	38,214
Power and mining expenses	(101,824)			(179,109)
Cost of goods sold						(6,746)
Gross profit	67,245	$ 1,520	$ 29,328	172,003	$ 17,806	31,468
Operating expenses:
Marketing	8,347	26,241	8,206	12,386	89,697	94,820
General and Administrative	$ 4,160,461	$ 2,566,486	2,089	7,814,548	$ 6,743,637	14,220,905
Change in fair value of digital currencies			$ 1,908			132,916
Impairment loss				254,433		544,800
Total operating expenses	$ 4,168,808	$ 2,592,727	$ 12,203	8,081,367	$ 6,833,334	14,993,441
Net (loss) income from operations	(4,101,563)	$ (2,591,207)	$ 17,125	(7,909,364)	(6,815,528)	(14,961,973)
Other income (expenses):
Fair value adjustments for warrant liabilities	$ 286,087			610,039	$ 204,957	204,957
Inducement expense				(58,380)
Interest expenses	$ (2,291)	$ 1,709		(8,073)	$ 1,709
Fair value change on issuance of Units				(1,050,911)
Other expenses	$ (1,672)			(2,142)
Total other (expenses) income	282,124	$ 1,709		(509,467)	$ 206,666	204,957
Net (loss) income	$ (3,819,439)	$ (2,589,498)	$ 17,125	$ (8,418,831)	$ (6,608,862)	$ (14,757,016)
Net loss per share, basic and diluted	$ (0.02)	$ (0.02)	$ 0.00	$ (0.05)	$ (0.05)	$ (0.11)
Weighted average number of shares outstanding
Basic and diluted	170,162,708	151,649,201	100,773,923	165,394,960	133,662,723	136,068,793